Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2022
Critical Accounting Estimates And Judgements [Abstract]
Critical Accounting Estimates and Judgements

4. Critical Accounting Estimates and Judgments

The preparation of financial statements requires the use of accounting estimates which, by definition, may not equal the actual results. Management also needs to exercise judgment in applying the Group’s accounting policies. Estimates and judgments are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the Group and that are believed to be reasonable under the circumstances.

(a)
Research and development expenses

Research expenditures are recorded as an expense in the period the expenditure is incurred. The Group estimates preclinical and clinical study and research expenses based on the services performed, pursuant to contracts with research institutions that conduct and manage preclinical and clinical studies and research services on its behalf. The Group estimates these expenses based on discussions with internal management personnel and external service providers as to the progress or stage of completion of services and the contracted fees to be paid for such services. Payments made in advance for the related services are recorded as prepayments in the consolidated balance sheets until the services are rendered.

Research and development expenses are charged to expense as incurred for all periods presented because these expenditures have not met the technical feasibility to complete the development project so that it will be available for use or sale and have no alternative future uses.

(b)
Fair value of financial assets

The fair value of financial assets that are not traded in an active market is determined using valuation techniques. The Group uses its judgement to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting period.

(c)
Fair value of financial instruments with preferred rights

The fair value of financial instruments with preferred rights that are not traded in an active market is determined using valuation techniques. The Group first determined the equity value and then allocated the equity value to each element of the Group’s capital structure using either an option pricing backsolve method (“OPM”), or a hybrid method, which employs the concepts of the OPM and the probability-weighted expected return method (“PWERM”) that merged into a single framework.

(d)
Recognition of share-based compensation expenses

The equity-settled share-based compensation options was granted to employees and consultants. The Group has used the Binomial option-pricing model and the Black-Scholes option-pricing model for the employee stock options and employee share purchase plan, respectively, to determine the total fair value of the awarded options, which is to be expensed over the vesting period. Significant estimates on assumptions, such as the fair value of underlying shares, risk-free interest rate, expected volatility and dividend yield, are required to be made by the management.

For the details of the key assumptions and estimates used by management in determining the fair values of share based compensation, refer to Note 22.

(e)
Current and deferred income taxes
(i)
Deferred income tax

The Group recognizes deferred tax assets based on estimates that it is probable to generate sufficient taxable profits in the foreseeable future against which the deductible losses and temporary differences will be utilized. The recognition of deferred tax assets mainly involves management’s judgments and estimations about the timing and the amount of taxable profits of the companies which have tax losses, refer to Note 10 for details.